Leases - Summary of Quantitative Information About Leases (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Sub-lease receivable
Subleases receivable	R$ 0	R$ 2,963
Current	0	2,963
Right of use assets
Right-of-use assets	69,329	90,478
Lease liabilities
Lease liabilities	(85,544)	(106,199)
Current	(22,304)	(19,828)
Non-current	(63,240)	(86,371)
Rio de Janeiro Office - BM 336 [Member]
Sub-lease receivable
Subleases receivable	0	2,963
Right of use assets
Right-of-use assets	61,907	82,117
Lease liabilities
Lease liabilities	(76,996)	(96,507)
São Paulo Office – JRA [Member]
Right of use assets
Right-of-use assets	4,700	4,987
Lease liabilities
Lease liabilities	(5,444)	(5,972)
NY Office - third Avenue [Member]
Right of use assets
Right-of-use assets	2,722	3,374
Lease liabilities
Lease liabilities	R$ (3,104)	R$ (3,720)